Cover	Jan. 30, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 30, 2025
File Number	000-56476
Registrant Name	TRANSUITE.ORG INC.
Entity Central Index Key	0001758699
Tax Identification Number	30-1129581
Incorporation State	NV
Address Line1	732 S 6th St # 4304
Address City	Las Vegas
Address State	NV
Address Postal Zip Code	89101
city area	775
Local Phone Number	295-4295
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Emerging Growth Company	true
ExTransition Period	false